Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Intangible Assets Disclosure [Line Items]
Intangible Assets
5. Intangible Assets

		June 30, 2021			December 31, 2020
	Weighted- Average Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
		(in millions)			(in millions)
Agency and carrier	7.9	$13.5	$(0.9)	$12.6	$13.5	$(0.1)	$13.4
State licenses and domain name	Indefinite	10.5	—	10.5	7.1	—	7.1
Customer relationships	3.8	13.2	(4.9)	8.3	13.2	(3.8)	9.4
Developed technology	1.3	3.6	(2.0)	1.6	3.6	(1.4)	2.2
VOBA	1.2	0.1	—	0.1	0.1	—	0.1
Other	7.1	1.9	(0.4)	1.5	1.9	(0.2)	1.7

Total intangible assets, net		$42.8	$(8.2)	$34.6	$39.4	$(5.5)	$33.9

Amortization expense related to intangible assets was $2.7 million and $1.8 million for the six months ended June 30, 2021 and 2020, respectively, and is included in technology and development expenses for developed technology, sales and marketing expenses for customer relationships, agency relationships, carrier relationships and other. Amortization expense related to value of business acquired (VOBA) is included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

7. Intangible Assets
The gross carrying amounts, accumulated amortization, and net carrying amounts of the Company’s amortizable intangible assets are presented in the table below (in millions):

		As of December 31,
		2020			2019
	Weighted- Average Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	4.3	$13.2	$(3.8)	$9.4	$13.2	$(1.6)	$11.6
Developed technology	1.8	3.6	(1.4)	2.2	3.6	(0.2)	3.4
Agency and carrier relationships	7.9	13.5	(0.1)	13.4	—	—	—
State licenses	Indefinite	7.1	—	7.1	—	—	—
VOBA	1.7	0.1	—	0.1	—	—	—
Other	7.3	1.9	(0.2)	1.7	0.7	(0.1)	0.6

Total intangible assets, net		$39.4	$(5.5)	$33.9	$17.5	$(1.9)	$15.6

Amortization expense related to intangible assets was $3.6 million and $1.9 million for the years ended December 31, 2020 and 2019, respectively. Amortization expense for developed technology is included in technology and development expenses, customer relationships, agency and carrier relationships, and other is included in sales and marketing expenses, and VOBA is included in general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.
As of December 31, 2020, the projected annual amortization expense for the Company’s intangible assets for the next five years is as follows (in millions):

Year ending December 31,
2021	$5.4
2022	5.2
2023	4.1
2024	4.1
2025	2.5
Thereafter	5.5

Total	$26.8